FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of financial liabilities measured at fair value on a recurring basis
	December 31, 2016
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	7	-	7	-

Total financial assets	$7	$-	$7	$-

Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$426	$426	$-	$-

Total financial assets	$426	$426	$-	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	(19)	-	(19)	-

Total financial liabilities	$(19)	$-	$(19)	$-